Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Common Stock [Member] Parent Company [Member] CNY	Dec. 31, 2012 Common Stock [Member] Parent Company [Member] CNY	Dec. 31, 2014 Common Stock [Member] Parent Company [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] CNY	Dec. 31, 2012 Common Stock [Member] CNY	Dec. 31, 2014 Common Stock [Member] USD ($)	Dec. 31, 2014 Additional Paid-in Capital [Member] Parent Company [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] Parent Company [Member] CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] Parent Company [Member] CNY	Dec. 31, 2014 Additional Paid-in Capital [Member] Parent Company [Member] USD ($)	Dec. 31, 2014 Additional Paid-in Capital [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2014 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2014 Retained Earnings [Member] Parent Company [Member] CNY	Dec. 31, 2013 Retained Earnings [Member] Parent Company [Member] CNY	Dec. 31, 2012 Retained Earnings [Member] Parent Company [Member] CNY	Dec. 31, 2014 Retained Earnings [Member] Parent Company [Member] USD ($)	Dec. 31, 2014 Retained Earnings [Member] CNY	Dec. 31, 2013 Retained Earnings [Member] CNY	Dec. 31, 2012 Retained Earnings [Member] CNY	Dec. 31, 2014 Retained Earnings [Member] USD ($)	Dec. 31, 2014 AOCI Attributable to Parent [Member] Parent Company [Member] CNY	Dec. 31, 2013 AOCI Attributable to Parent [Member] Parent Company [Member] CNY	Dec. 31, 2012 AOCI Attributable to Parent [Member] Parent Company [Member] CNY	Dec. 31, 2014 AOCI Attributable to Parent [Member] Parent Company [Member] USD ($)	Dec. 31, 2014 AOCI Attributable to Parent [Member] CNY	Dec. 31, 2013 AOCI Attributable to Parent [Member] CNY	Dec. 31, 2012 AOCI Attributable to Parent [Member] CNY	Dec. 31, 2014 AOCI Attributable to Parent [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance, shares (in Shares)	998,861,526	998,861,526			998,861,526	1,002,541,446	1,150,565,906	998,861,526	1,002,541,446	1,150,565,906																									998,861,526	998,861,526
Balance		3,146,762	3,007,907	2,878,995	7,624	7,646	$ 1,380	7,624	7,646	$ 1,380	2,329,962	2,284,906	2,272,580	$ 419,270	2,329,962	2,284,906	2,272,580	$ 419,270	801,625	705,982	575,472	$ 155,269	618,885	527,542	408,325	$ 123,289	(111,114)	(104,132)	(101,651)	$ (16,940)	(111,114)	(104,132)	(101,651)	$ (16,940)
Balance as of December 31, 2014 in US$ (in Dollars)	537,385	3,334,260	3,146,762	3,007,907	8,563	7,624	1,380	8,563	7,624	1,380	2,601,401	2,329,962	2,284,906	419,270	2,601,401	2,329,962	2,284,906	419,270	963,385	801,625	705,982	155,269	764,963	618,885	527,542	123,289	(105,106)	(111,114)	(104,132)	(16,940)	(105,106)	(111,114)	(104,132)	(16,940)	(41,500)	(257,491)
Issue new shares to employee (in Shares)					150,000,000			150,000,000
Issue new shares to employee					928			928			256,563				256,563																					(257,491)
Net income/loss	26,767	166,080	99,984	124,737															161,760	95,643	130,510		161,760	95,643	130,510
Foreign currency translation	968	6,008	(6,982)	(2,481)																							6,008	(6,982)	(2,481)		6,008	(6,982)	(2,481)		968	6,008	(6,982)	(2,481)
Exercise of share options (in Shares)	1,704,380	1,704,380		183,380	1,704,380	183,380		1,704,380	183,380
Exercise of share options		3,183		348	11	1		11	1		3,172		347		3,172		347
Repurchase of ordinary shares (in Shares)						(3,863,300)
Repurchase of ordinary shares				(9,244)		(23)							(9,221)																									(9,244)
Share-based compensation		23,598	45,317	66,878							23,598	44,904	66,878		23,598	45,317	66,878
Other		(11,894)	152	(45,678)							(11,894)	152	(45,678)
Balance, shares (in Shares)	1,150,565,906	1,150,565,906	998,861,526			998,861,526	1,150,565,906		998,861,526	1,150,565,906																									1,150,565,906	1,150,565,906	998,861,526
Balance	$ 537,385	3,334,260	3,146,762	3,007,907	8,563	7,624	$ 1,380	8,563	7,624	$ 1,380	2,601,401	2,329,962	2,284,906	$ 419,270	2,601,401	2,329,962	2,284,906	$ 419,270	963,385	801,625	705,982	$ 155,269	764,963	618,885	527,542	$ 123,289	(105,106)	(111,114)	(104,132)	$ (16,940)	(105,106)	(111,114)	(104,132)	$ (16,940)	$ (41,500)	(257,491)